Document and Entity Information	Jun. 08, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 08, 2023
Entity Registrant Name	Pennsylvania Real Estate Investment Trust
Entity Incorporation, State or Country Code	PA
Entity File Number	001-6300
Entity Tax Identification Number	23-6216339
Entity Address, Address Line One	One Commerce Square
Entity Address, Address Line Two	2005 Market Street
Entity Address, Address Line Three	Suite 1000
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	215
Local Phone Number	875-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000077281
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Series B Preferred Shares, par value $0.01 per share
Trading Symbol	PRETL
Security Exchange Name	NONE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Series C Preferred Shares, par value $0.01 per share
Trading Symbol	PRETM
Security Exchange Name	NONE
Shares Of Beneficial Interest Par Value 1.00 Per Share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Shares of Beneficial Interest, par value $1.00 per share
Trading Symbol	PRET
Security Exchange Name	NONE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Series D Preferred Shares, par value $0.01 per share
Trading Symbol	PRETN
Security Exchange Name	NONE